Income Taxes - Narrative (Details) (USD $)			8 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Federal [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Federal [Member]
Operating Loss Carryforwards [Line Items]
Deferred taxes related to issuance costs, recorded to equity		$ 1,000,000
Net operating loss carryforwards			2,000,000			10,000,000
Net operating loss carryforwards, expiration dates			2032			12/31/2031
Deferred tax assets	24,000,000	9,651,000		15,503,000	12,911,000
Deferred tax liabilities	$ (23,000,000)	$ 23,210,000		$ 12,104,000	$ 9,872,000